Inventories, Net - Schedule of Inventories Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Inventories Valuation Allowance [Abstract]
Beginning balance	$ 122,739	$ 124,512
Foreign currency translation adjustments	3,932	(1,773)
Ending balance	$ 126,671	$ 122,739